Accounts Receivable, Net - Schedule of Accounts Receivable (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 395,087	$ 463,255
Less: allowance for credit loss	(387,107)	(288,585)
Accounts receivable, net	$ 7,980	$ 174,670